Concentration of Risk (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Concentration of Risk [Line Items]
Basis points	100
Change in operating income	$ 15,015,555	$ 3,181,081	$ (7,622,347)
USD Benchmark Interest Rate [Member]
Concentration of Risk [Line Items]
Change in operating income	$ 7,400,000	$ 4,600,000	$ 1,200,000